Indebtedness - Schedule of Annual Maturities of Long- Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Debt Disclosure [Abstract]
2013	$ 30.7
2014	59.1
2015	61.7
2016	82.3
2017	332.4
Thereafter	$ 683.8